STOCKHOLDERS' EQUITY (Details)		1 Months Ended																																																					2 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended							13 Months Ended	28 Months Ended	43 Months Ended
	Jan. 02, 2015 USD ($) $ / shares shares	Oct. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) $ / shares shares	Jul. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	May. 31, 2015 USD ($) shares	Apr. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) shares	Jan. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Nov. 30, 2014 USD ($) shares	Oct. 31, 2014 USD ($) shares	Sep. 30, 2014 USD ($) shares	Aug. 31, 2014 USD ($) $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) shares	May. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 shares	Jan. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Oct. 31, 2013 USD ($) $ / shares shares	Sep. 30, 2013 shares	Aug. 31, 2013 USD ($) $ / shares shares	Aug. 30, 2013 shares	Jul. 31, 2013 USD ($) $ / shares shares	Jun. 30, 2013 USD ($) shares	May. 31, 2013 USD ($) $ / shares shares	Mar. 31, 2013 USD ($) $ / shares shares	Jan. 31, 2013 $ / shares shares	Aug. 31, 2012 USD ($) $ / shares shares	Aug. 30, 2012	Feb. 29, 2012 USD ($) shares	Jan. 31, 2012 USD ($) shares	Sep. 30, 2011	Aug. 31, 2011	Aug. 30, 2011 USD ($) $ / shares shares	May. 31, 2011 USD ($) shares	Jan. 31, 2011 USD ($) $ / shares shares	Nov. 30, 2010 $ / shares shares	Jun. 30, 2010 $ / shares shares	May. 31, 2010 USD ($) shares	Apr. 30, 2010 USD ($) shares	Jan. 31, 2010 USD ($) $ / shares shares	Jun. 30, 2009 USD ($) $ / shares shares	Feb. 28, 2009 USD ($) $ / shares shares	Jan. 31, 2009 USD ($) $ / shares shares	Aug. 31, 2008 $ / shares shares	Jul. 31, 2008 $ / shares shares	Apr. 30, 2008 USD ($) $ / shares shares	Jan. 31, 2008 $ / shares shares	Nov. 30, 2007 $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Aug. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) $ / shares shares	Dec. 31, 2010 USD ($) $ / shares shares	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($) shares	Jun. 30, 2014 USD ($) shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Aug. 21, 2014 shares
Equity Issuance [Line Items]
Common stock, shares authorized			250,000,000				250,000,000	100,000,000				100,000,000											100,000,000																																		250,000,000			250,000,000		100,000,000	100,000,000							250,000,000	100,000,000
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit) | $																																																												$ 20,000,000		$ 20,000,000
Term of agreement with institutional investor																																																												30 months		30 months
Share issued, value | $																																																														$ 16,862	$ 212,156
Pricing model used in calculation of grant-date fair value																																																												Black-Scholes
Common stock issued for services | $																																																												$ 42,963		24,500
Subsequent Event [Member]
Equity Issuance [Line Items]
Common stock issued for services | $		$ 2,000
Common stock issued for services, shares		2,772
Warrant One [Member]
Equity Issuance [Line Items]
Expiration period					5 years
Stock option expense | $																																																									$ 12,910			12,910
Exercise price of warrants | $ / shares					$ 0.70
Fair value of warrant | $			$ 51,639																																																						$ 51,639			$ 51,639										$ 51,639
Number of common shares that can be purchased through warrant					125,000
Warrants outstanding			125,000																																																						125,000			125,000										125,000
Expected to be recognized					12 months
Warrant One [Member] | Vesting, Tranche One [Member]
Equity Issuance [Line Items]
Option granted, number of shares vesting in installments					10,416
Warrant One [Member] | Vesting, Tranche Two [Member]
Equity Issuance [Line Items]
Option granted, number of shares vesting in installments					10,416
Warrant One [Member] | Vesting, Tranche Three [Member]
Equity Issuance [Line Items]
Option granted, number of shares vesting in installments					10,424
November 2007 Options Issuance [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																																						1,752,000														750,000
Purchase price of options issued | $ / shares																																																						$ 0.72
Expiration period																																																						5 years
Option granted, number of shares vesting in installments																																																						146,000
Shares rescinded/forfeited																																																																				125,000
Stock option expense | $														$ 245,082
Common stock available for issuance before August 21, 2014																																																																								8,000,000
Common stock available for issuance																																																																								10,000,000
January 2008 Options Issuance [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																																					100,000
Purchase price of options issued | $ / shares																																																					$ 0.72
Option granted, number of shares vesting in installments																																																					25,000
Stock option expense | $														$ 21,462
Vesting immediately																																																					25,000
Warrant Transaction for Consulting Services [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																																				600,000
Expiration period																												5 years
Stock option expense | $																																																														$ 24,257	24,658
Exercise price of warrants | $ / shares																												$ 0.90																								$ 0.73
Fair value of warrant | $																												$ 48,915																								$ 976,193
Consulting expense | $																																																																				$ 976,193
Frequency of vesting installments																												with 8,333 vesting each month for the first eleven months and 8,337 vesting the twelfth month from date of grant
Vesting period																												12 months
Number of common shares that can be purchased through warrant																												100,000
Stock outstanding												100,000																																																		100,000									100,000
Warrant agreement amendment [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																400,000
Shares rescinded/forfeited																																200,000
Exercise price of warrants | $ / shares																																$ 0.73
Shares Expired																								400,000
Warrant expiration date																																Oct. 31, 2013
January 2009 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																																	5 years
Stock option expense | $																																																																			$ 13,136
Options issued																																																	25,000
Option granted, purchase price | $ / shares																																																	$ 0.25
Option granted, value | $																																																	$ 13,136
Proceeds from issuance of common stock and warrants | $																						$ 2,500																						$ 3,750
Number of shares purchased																						10,000																						15,000
Exercise of options, shares																						10,000
February 2009 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																																5 years
Stock option expense | $																																																	$ 9,583
Options issued																																																25,000
Option granted, purchase price | $ / shares																																																$ 0.45
Option granted, value | $																																																$ 9,583
Proceeds from issuance of common stock and warrants | $																																																															11,250
June 2009 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																															5 years
Stock option expense | $																																																																			21,085
Options issued																																															25,000
Option granted, purchase price | $ / shares																																															$ 0.34
Option granted, value | $																																															$ 21,085
Proceeds from issuance of common stock and warrants | $																			$ 8,500
Number of shares purchased																			25,000
Warrant Transaction for Accounting Services [Member]
Equity Issuance [Line Items]
Expiration period																	5 years																														5 years
Option granted, number of shares vesting in installments																	8,337																														23,200
Stock option expense | $																																																														$ 32,050				$ 213,459	$ 177,883
Vesting immediately																	8,333																														46,400
Exercise price of warrants | $ / shares																	$ 0.95																														$ 0.34
Fair value of warrant | $																	$ 63,576																														$ 391,342
Proceeds from issuance of common stock and warrants | $																		$ 56,580		$ 86,250									$ 6,900						$ 6,900										$ 3,450
Number of shares purchased																		164,000		250,000									20,000						20,000										10,000
Frequency of vesting installments																																															monthly
Vesting period																	12 months																														18 months
Number of common shares that can be purchased through warrant																	100,000																														464,000
Warrants outstanding												100,000						164,000																																												100,000							164,000		100,000
2010 Common Stock and Warrants one [Member]
Equity Issuance [Line Items]
Exercise price of warrants | $ / shares																																																																		$ 1.25
Shares Expired																									178,750				143,750
Proceeds from issuance of common stock and warrants | $																															$ 15,625																																			$ 1,500,000
Stock issued to purchase common stock, warrants and monetary compensation																																																																		1,500,000
Number of shares purchased																																																																		12,500
Number of units offered (upper limit)																																																																		30
Price per unit | $ / shares																																																																		50,000
Warrant expiration extention																															3 months			6 months			1 year
Warrant expiration date, number of shares																															335,000
Warrant expiration date																															Jun. 30, 2013			Mar. 31, 2013			Sep. 30, 2012
Warrant expiration date, transaction two																															Sep. 30, 2013			Jun. 30, 2013			Dec. 31, 2012
2010 Common Stock and Warrants one [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Number of shares purchased																																																																		156,250
Warrant expiration date																																																																		Sep. 30, 2011
2010 Common Stock and Warrants one [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Number of shares purchased																																																																		218,750
Warrant expiration date																																																																		Dec. 31, 2011
Common Stock [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants | $																																				$ 50,000
Number of shares purchased																															12,500					40,000																														375,000
Units [Member]
Equity Issuance [Line Items]
Price per unit | $ / shares																																																																	250,000
Number of shares comprising unit																																																							147,060				67,000							50,000
Units [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																																																	125,000
Exercise price of warrants | $ / shares						$ 0.85										$ 1.00																																							$ 0.85				$ 1.00
Number of common shares that can be purchased through warrant						73,530										33,500																																							73,530				33,500
Units [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																																																	125,000
Exercise price of warrants | $ / shares						$ 1.02										$ 1.25																																							$ 1.02				$ 1.25
Number of common shares that can be purchased through warrant						73,530										33,500																																							73,530				33,500
Warrant Transaction for Legal Services [Member]
Equity Issuance [Line Items]
Expiration period																																									3 years
Stock option expense | $																																																																	$ 10,453
Exercise price of warrants | $ / shares																																									$ 1.25
Fair value of warrant | $																																									$ 10,453
Exercise of options, shares																						10,000
Number of common shares that can be purchased through warrant																																									10,000
Institutional Investor one [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants | $																																																															$ 1,800,000								$ 6,849,998
Number of shares purchased																																																															1,628,386								5,352,671
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit) | $																																								$ 20,000,000
Common stock issued to institutional investor as commitment fee, shares																																								150,830																							27,153								103,330
Common stock issued to institutional investor as commitment fee | $																																								$ 162,896																							$ 34,274								$ 168,556
Common stock reserved for additional commitment fees to the institutional investor																																								301,659																															198,329
August 2011 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																							5 years
Option granted, number of shares vesting in installments																																							12,500
Shares rescinded/forfeited																								49,150			62,500
Stock option expense | $																																																															13,531	$ 41,156	17,204
Options issued																																							150,000
Option granted, purchase price | $ / shares																																							$ 1.01
Option granted, value | $																																							$ 123,241
Proceeds from issuance of common stock and warrants | $																								$ 38,734
Frequency of vesting installments																																						Quarterly
Vesting period																																							3 years
Beginning date of shares vesting																																						Nov. 01, 2011
Exercise of options, shares																								38,350
2011 Common Stock and Warrants one [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants | $																																																																	$ 1,000,000
Number of units offered (upper limit)																																																																	4
Share issued, shares																																																																	1,000,000
Number of common shares that can be purchased through warrant																																																																	1,000,000
2011 Common Stock and Warrants one [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants | $ / shares																																																																	$ 1.00
Shares Expired																									500,000
2011 Common Stock and Warrants one [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants | $ / shares																																																																	$ 1.25
Shares Expired																									500,000
August 2012 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																	5 years
Option granted, number of shares vesting in installments																																	12,500
Shares rescinded/forfeited																			75,000		25,000
Stock option expense | $																																																														$ 3,012	37,242	15,611
Options issued																																	100,000
Option granted, purchase price | $ / shares																																	$ 0.925
Option granted, value | $																																	$ 74,486
Frequency of vesting installments																																	Every 3 months
August 2012 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																																	5 years
Option granted, number of shares vesting in installments																																	6,250
Shares rescinded/forfeited																								18,750									31,250
Stock option expense | $																																																																$ 7,137
Options issued																																	50,000
Option granted, purchase price | $ / shares																																	$ 0.93
Option granted, value | $																																	$ 37,486
Frequency of vesting installments																																	Every three months
Stock option expense, net of forfeiture | $																																																															6,920
March 2013 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																															10 years
Option granted, number of shares vesting in installments																															9,375
Stock option expense | $																																																														$ 40,539	33,986
Options issued																															75,000
Option granted, purchase price | $ / shares																															$ 1.16
Option granted, value | $																															$ 81,076
Frequency of vesting installments																															Quarterly
Stock outstanding												75,000																																																		75,000									75,000
May 2013 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																														10 years
Option granted, number of shares vesting in installments																														1,250
Shares rescinded/forfeited																				2,500			7,500
Stock option expense | $																																																														$ 0	2,394
Options issued																														10,000
Option granted, purchase price | $ / shares																														$ 1.03
Option granted, value | $																														$ 9,574
Frequency of vesting installments																														Quarterly
May 2013 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																														10 years
Option granted, number of shares vesting in installments																														25,000
Stock option expense | $																																																														$ 20,425	60,399
Options issued																														100,000
Option granted, purchase price | $ / shares																														$ 1.00
Option granted, value | $																														$ 80,824
Stock outstanding												100,000																																																		100,000									100,000
Institutional Investor [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants | $																																																														$ 1,036,148	$ 478,500						$ 1,514,647	$ 1,514,647
Number of shares purchased																																																														1,063,648	500,000						1,563,648	1,563,648
Common stock issued to institutional investor as commitment fee, shares																													200,000																																	15,630	7,642						23,272	23,272
Common stock issued to institutional investor as commitment fee | $																													$ 170,000																																	$ 16,862	$ 7,882						$ 24,745	$ 24,745
Common stock reserved for additional commitment fees to the institutional investor																													400,000																																								376,728	376,728
August 2013 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																										10 years
Stock option expense | $																																																															17,852
Options issued																										25,000
Option granted, purchase price | $ / shares																										$ 0.84
Option granted, value | $																										$ 17,852
Stock outstanding												25,000																																																		25,000									25,000
Director one [Member]
Equity Issuance [Line Items]
Expiration period																										10 years
Option granted, number of shares vesting in installments																										10,000
Stock option expense | $																																																														$ 7,219	28,485
Vesting immediately																										20,000
Options issued																										50,000
Option granted, purchase price | $ / shares																										$ 0.84
Option granted, value | $																										$ 35,704
Frequency of vesting installments																										Quarterly
Beginning date of shares vesting																										Oct. 01, 2013
Stock outstanding												50,000																																																		50,000									50,000
New Director Two [Member]
Equity Issuance [Line Items]
Expiration period																								10 years
Option granted, number of shares vesting in installments																								50,000
Stock option expense | $																																																														$ 43,527	50,801
Options issued																								200,000
Option granted, purchase price | $ / shares																								$ 0.93
Option granted, value | $																								$ 174,106
Frequency of vesting installments																								Annual
Beginning date of shares vesting																								Nov. 01, 2013
Stock outstanding												200,000																																																		200,000									200,000
Senior Advisor [Member]
Equity Issuance [Line Items]
Expiration period																							5 years																																					5 years
Option granted, number of shares vesting in installments																							7,500																																					7,500
Stock option expense | $																																																									$ 10,504			$ 34,632		$ 53,313	$ 0
Vesting immediately																							25,000																																					25,000
Exercise price of warrants | $ / shares			$ 0.77																				$ 0.715																																		$ 0.77			$ 0.77			$ 0.715							$ 0.77
Fair value of warrant | $			$ 46,176																				$ 53,313																																		$ 46,176			$ 46,176			$ 53,313							$ 46,176
Frequency of vesting installments																							Monthly																																					monthly
Vesting period																							10 months																																					10 months
Number of common shares that can be purchased through warrant			100,000									100,000											100,000																																		100,000			100,000		100,000	100,000							100,000	100,000
March 2014 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				3,750
Stock option expense | $																																																														$ 10,100
Options issued																				30,000
Option granted, purchase price | $ / shares																				$ 0.92
Option granted, value | $																				$ 23,304
Frequency of vesting installments																				Quarterly
Stock outstanding												30,000																																																		30,000									30,000
March 2014 New Employee 2 [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				9,375
Stock option expense | $																																																														$ 24,829
Options issued																				75,000
Option granted, purchase price | $ / shares																				$ 0.92
Option granted, value | $																				$ 58,384
Frequency of vesting installments																				Quarterly
Stock outstanding												75,000																																																		75,000									75,000
March 2014 New Employee 3 [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				6,250
Stock option expense | $																																																														$ 16,164
Options issued																				50,000
Option granted, purchase price | $ / shares																				$ 0.92
Option granted, value | $																				$ 38,922
Frequency of vesting installments																				Quarterly
Stock outstanding												50,000																																																		50,000									50,000
March 2014 New Employee 4 [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				15,625
Stock option expense | $																																																														$ 47,975
Options issued																				125,000
Option granted, purchase price | $ / shares																				$ 0.92
Option granted, value | $																				$ 96,211
Frequency of vesting installments																				Quarterly
Beginning date of shares vesting																				Apr. 01, 2014
Stock outstanding												125,000																																																		125,000									125,000
March 2014 New Employee 5 [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				7,500
Stock option expense | $																																																														$ 22,162
Options issued																				30,000
Option granted, purchase price | $ / shares																				$ 0.92
Option granted, value | $																				$ 22,222
Frequency of vesting installments																				Quarterly
Stock outstanding												30,000																																																		30,000									30,000
Warrant Transaction for Consulting Services [Member]
Equity Issuance [Line Items]
Expiration period																				5 years
Option granted, number of shares vesting in installments																				7,500
Shares rescinded/forfeited														22,500
Stock option expense | $																																																														$ 39,061
Vesting immediately																				25,000
Exercise price of warrants | $ / shares																				$ 0.92
Fair value of warrant | $																				$ 66,936
Frequency of vesting installments																				Monthly
Beginning date of shares vesting																				Apr. 01, 2014
Number of common shares that can be purchased through warrant																				100,000
Stock outstanding												77,500																																																		77,500									77,500
Option granted, total number of shares vesting in installments																				75,000
New Director [Member]
Equity Issuance [Line Items]
Expiration period																			10 years
Option granted, number of shares vesting in installments																			50,000
Stock option expense | $																																																														$ 50,264
Vesting immediately																			50,000
Options issued																			200,000
Option granted, purchase price | $ / shares																			$ 0.763
Option granted, value | $																			$ 122,515
Frequency of vesting installments																			Annually
Stock outstanding												200,000																																																		200,000									200,000
New Director [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Expiration period																																																																		5 years
Option granted, number of shares vesting in installments																																																																		162,500
Stock option expense | $																																																																	$ 306,765	$ 580,167
Vesting immediately																																																																	487,500	162,500
Exercise price of warrants | $ / shares																																																																		$ 1.51
Fair value of warrant | $																																																																		$ 1,188,000
Shares Expired																																																																	487,500
Options issued																																											100,000
Frequency of vesting installments																																																												annual
Vesting period																																																																		3 years
Number of common shares that can be purchased through warrant																																																																	650,000	650,000
New Director One [Member]
Equity Issuance [Line Items]
Expiration period																																														5 years
Option granted, number of shares vesting in installments																																														162,500
Stock option expense | $																																																																	$ 306,765	$ 580,167
Vesting immediately																																														162,500
Exercise price of warrants | $ / shares																																														$ 1.51
Fair value of warrant | $																																														$ 1,188,000
Shares Expired																																																																	(487,500)
Vesting period																																														3 years
Number of common shares that can be purchased through warrant																																														650,000
New Director One [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Shares Expired	(487,500)
Common Stock and Warrants [Member]
Equity Issuance [Line Items]
Expiration period																	5 years	5 years
Proceeds from issuance of common stock and warrants | $																																																							$ 1,915,000				$ 3,140,000
Number of units offered (upper limit)																																																							20				60
Price per unit | $ / shares																																																							100,000				50,000
Share issued, shares																																																							2,816,199				4,207,600
Number of common shares that can be purchased through warrant						2,816,199										4,207,600																																							2,816,199				4,207,600
Common Stock and Warrants [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants | $ / shares			$ 0.85									$ 1.00																																													$ 0.85			$ 0.85		$ 1.00								$ 0.85	$ 1.00
Number of common shares that can be purchased through warrant			1,408,102									2,103,800																																													1,408,102			1,408,102		2,103,800								1,408,102	2,103,800
Common Stock and Warrants [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants | $ / shares			$ 1.02									$ 1.25																																													$ 1.02			$ 1.02		$ 1.25								$ 1.02	$ 1.25
Number of common shares that can be purchased through warrant			1,408,097									2,103,800																																													1,408,097			1,408,097		2,103,800								1,408,097	2,103,800
Director Serving on Operations Committee [Member]
Equity Issuance [Line Items]
Stock option expense | $																																																									$ 0	$ 6,000		$ 10,000	$ 8,000	$ 14,000
Share issued, shares			2,879	536			2,329	2,295	2,316	2,576	2,524	2,487	2,322	2,408	2,121	1,897	2,081	2,371
Share issued, value | $			$ 2,000	$ 387			$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000
Stock issuance expense | $																																																									2,387			2,387
Director Serving on Operations Committee [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Share issued, shares										2,576	2,524
Share issued, value | $																																																								$ 4,000
Common stock for investor relations services [Member]
Equity Issuance [Line Items]
Number of common stock issued for investor relations services						6,250	6,250	6,250	6,250	6,250	6,250	6,250	6,250
Fair value of common stock issued for investor relations services | $						$ 4,944	$ 4,944	$ 5,438	$ 5,250	$ 4,937	$ 5,062	$ 5,063	$ 5,437
Investor relations expense | $																																																									0			$ 30,575		10,500
Common stock for investor relations services [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Number of common stock issued for investor relations services									6,250	6,250	6,250
Fair value of common stock issued for investor relations services | $									$ 5,250	$ 4,938	$ 5,056
January 2015 Employee [Member]
Equity Issuance [Line Items]
Expiration period																																																												10 years
Option granted, number of shares vesting in installments																																																												7,500
Stock option expense | $																																																									$ 0			$ 7,362
Vesting immediately																																																												7,500
Options issued																																																												15,000
Option granted, purchase price | $ / shares																																																												$ 0.77
Option granted, value | $																																																												$ 7,362
Vesting period																																																												3 months
Stock outstanding			15,000																																																						15,000			15,000										15,000
Directors [Member]
Equity Issuance [Line Items]
Expiration period																						10 years																												3 years	3 years									10 years
Option granted, number of shares vesting in installments																						10,000																												112,500	50,000									10,000
Shares rescinded/forfeited					100,000
Stock option expense | $																																																									$ 24,905			$ 124,235		$ 117,760
Vesting immediately																						20,000																												212,500	50,000									20,000
Options issued																						50,000																												550,000	200,000									50,000
Option granted, purchase price | $ / shares																						$ 0.715																												$ 1.42	$ 1.75									$ 0.80
Option granted, value | $																						$ 29,440																																						$ 24,901
Frequency of vesting installments																						Quarterly																																						quarterly
Beginning date of shares vesting																						Apr. 01, 2014																																						Apr. 01, 2015
Stock outstanding			250,000									200,000																																													250,000			250,000		200,000								250,000	200,000
March 2015 Employee [Member]
Equity Issuance [Line Items]
Expiration period																																																												10 years
Stock option expense | $																																																									$ 0			$ 1,231
Options issued																																																												2,500
Option granted, purchase price | $ / shares																																																												$ 0.80
Option granted, value | $																																																												$ 1,231
Stock outstanding			2,500																																																						2,500			2,500										2,500
July 2015 Employees and director [Member]
Equity Issuance [Line Items]
Expiration period					10 years
Stock option expense | $																																																									$ 931,284			$ 931,284
Options issued					2,100,000
Option granted, purchase price | $ / shares					$ 0.70
Option granted, value | $					$ 931,284
Stock outstanding			2,100,000																																																						2,100,000			2,100,000										2,100,000
August 2015 Employee [Member]
Equity Issuance [Line Items]
Expiration period				10 years
Option granted, number of shares vesting in installments				12,500
Stock option expense | $																																																									$ 7,744			$ 7,744
Vesting immediately				12,500
Options issued				50,000
Option granted, purchase price | $ / shares				$ 0.67
Option granted, value | $				$ 19,930
Stock outstanding			50,000																																																						50,000			50,000										50,000
August 2015 Three Employees [Member]
Equity Issuance [Line Items]
Expiration period				10 years
Option granted, number of shares vesting in installments				15,000
Stock option expense | $																																																									$ 9,036			$ 9,036
Vesting immediately				15,000
Options issued				75,000
Option granted, purchase price | $ / shares				$ 0.69
Option granted, value | $				$ 32,734
Stock outstanding			75,000																																																						75,000			75,000										75,000
August 2015 New Director [Member]
Equity Issuance [Line Items]
Expiration period				10 years
Option granted, number of shares vesting in installments				50,000
Stock option expense | $																																																									$ 24,808			$ 24,808
Vesting immediately				50,000
Options issued				200,000
Option granted, purchase price | $ / shares				$ 0.69
Option granted, value | $				$ 90,615
Stock outstanding			200,000																																																						200,000			200,000										200,000
Chief Executive Officer [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				10,000																														87,500
Stock option expense | $																																																														$ 29,550
Options issued																				40,000																														1,050,000
Option granted, purchase price | $ / shares																				$ 0.92																														$ 1.75
Option granted, value | $																				$ 29,630
Frequency of vesting installments																				Quarterly
Beginning date of shares vesting																				Apr. 01, 2014
Stock outstanding												40,000																																																		40,000									40,000
Chief Executive Officer and Director [Member]
Equity Issuance [Line Items]
Shares rescinded/forfeited					1,450,000
Shares Expired				(150,000)
Employee [Member]
Equity Issuance [Line Items]
Expiration period																				10 years																							2 years
Option granted, number of shares vesting in installments																				15,625																						125,000	12,500
Shares rescinded/forfeited				31,250
Stock option expense | $																																																									$ 132			$ 24,183		$ 47,975
Vesting immediately																																										125,000
Options issued																				125,000																						250,000
Option granted, purchase price | $ / shares																				$ 0.92																						$ 1.00	$ 1.50
Option granted, value | $																				$ 96,211
Stock outstanding			93,750																																																						93,750			93,750										93,750
Employee [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Expiration period	10 years								10 years
Option granted, number of shares vesting in installments	7,500
Vesting immediately	7,500
Options issued	15,000								2,500
Option granted, purchase price | $ / shares	$ 0.77								$ 0.80
Option granted, value | $	$ 7,362								$ 1,231
Vesting period	3 months
November 2010 Director [Member]
Equity Issuance [Line Items]
Expiration period																																										3 years
Option granted, number of shares vesting in installments																																										75,000
Shares rescinded/forfeited					200,000
Stock option expense | $																																																									$ 33,393	$ 0		$ 33,393	$ 0
Vesting immediately																																										75,000
Options issued																																										300,000
Option granted, purchase price | $ / shares																																										$ 1.00
Stock outstanding			100,000																																																						100,000			100,000										100,000
Number of options whose expiration period extended			100,000
Extended expiration period			5 years